Intangible Assets (Summary Of Intangible Assets, Net Of Accumulated Amortization Included In The Consolidated Statements) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, Beginning balance		$ 141,943,000		$ 134,242,000		$ 133,659,000
Goodwill, Amortization expense		0		0		0
Goodwill, Impairment		0		0		0
Goodwill, Divestitures		0		0		0
Goodwill, Additions		3,989,000	[1]	7,701,000	[1]	583,000
Goodwill, Ending balance		145,932,000		141,943,000		134,242,000
Other Intangible Assets, Beginning Balance	[2]	21,988,000		22,700,000		26,243,000
Other Intangible Assets, Amortization expense	[2]	(4,170,000)		(3,912,000)		(3,910,000)
Other Intangible Assets, Additions	[2]	11,700,000		3,200,000		367,000
Other Intangible Assets, Ending Balance	[2]	$ 29,518,000		$ 21,988,000		$ 22,700,000

[1]	See Note 2 - Acquisitions & Divestures for further details regarding goodwill related to acquisitions.
[2]	Represents customer lists, acquired contracts, core deposit intangibles , and covenants not to compet e.